Post-Employment and Other Long-Term Employees Benefits - Components of Net Periodic Benefit Cost (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 27	$ 37	$ 40
Interest cost	28	28	31
Expected return on plan assets	(41)	(32)	(18)
Amortization of actuarial net loss (gain)	3	11	12
Amortization of prior service cost		5	5
Effect of settlement	1	1
Net periodic benefit cost	37	64	70
Other Long-Term Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	7	8	9
Interest cost	2	2	3
Amortization of actuarial net loss (gain)	2		2
Amortization of prior service cost	1
Effect of curtailment		(2)
Net periodic benefit cost	$ 12	$ 8	$ 14